Partnerships in E&P activities	12 Months Ended
Dec. 31, 2021
Partnerships In Ep Activities
Partnerships in E&P activities

28.	Partnerships in E&P activities

In line with its strategic objectives, Petrobras operates in association with other companies in partnerships in Brazil as holder of oil and natural gas exploration and production rights in concessions and production sharing regimes.

As of December 31, 2021, the Company holds interests in 85 partnerships with 37 companies, among which Petrobras is the operator in 55 (in 2020, 98 partnerships with 40 companies and operator in 55). There were no new partnerships signed in 2021. The partnerships formed in 2020 are described below:

Consortium	Location	% Petrobras	% Partners	Operator	Year	Additional Information	ANP Bonus Petrobras portion (*)
ARAM (*)	Santos basin	80%	CNODC – 20%	Petrobras	2020	Production sharing	496
BT-SEAL-13A	Sergipe Alagoas basin	50%	Petrogal – 50%	Petrogal	2020	Concession – split	N/A
BÚZIOS – ECO (*)	Santos basin	90%	CNODC – 5% CNOOC – 5%	Petrobras	2020	Production sharing	14,985
C-M-477	Campos basin	70%	BP Energy do Brasil – 30%	Petrobras	2020	Concession	N/A
(*)	The bonuses referring to Aram and Búzios were paid in 2019, the year in which the respective rounds were held - First Round of Bidding for Surplus Transfer of Rights and 6th Round of Bidding in the Production Sharing Regime.

Partnerships brings benefits through risk sharing, increased investment capacity, technical and technological interchange, aiming at the growth in oil and gas production. The following table presents the production referring to Petrobras's participation in the main fields in which the Company is the operator in the partnership:

Field	Location	% Petrobras	% Partners	Petrobras production portion in 2020 (kboed)	Regime
Tupi (BMS-11)	Santos basin pre-salt	65%	Shell – 25% Petrogal – 10%	756.0	Concession
BÚZIOS – ECO	Santos basin	90%	CNODC – 5% CNOOC – 5%	150.8	Production sharing
Roncador	Campos basin	75%	Equinor – 25%	116.1	Concession
Sapinhoá (BMS-9)	Santos basin pre-salt	45%	Shell – 30% Repsol Sinopec – 25%	114.8	Concession
Tartaruga Verde	Campos basin	50%	Petronas – 50%	43.0	Concession
Sururu	Santos basin pre-salt	42.5%	Shell – 25% Total – 22.5% Petrogal – 10%	26.2	Concession
Albacora Leste	Campos basin	90%	Repsol Sinopec - 10%	24.9	Concession
Berbigão	Santos basin pre-salt	42.5%	Shell – 25% Total – 22.5% Petrogal – 10%	18.7	Concession
Mero	Santos basin pre-salt	40%	Total – 20% Shell – 20% CNODC – 10% CNOOC – 10%	10.4	Production sharing
Oeste de Atapu	Santos basin pre-salt	42.5%	Shell – 25% Total – 22.5% Petrogal – 10%	10.4	Concession
Total				1271.3

28.1.	Accounting policy for joint operations

The E&P partnerships are classified as joint operations, where the Company recognizes according to its interests: i) its assets, including its stake in any assets held jointly ii) its liabilities, including its stake in any liabilities assumed jointly; iii) its sales revenues corresponding to the proportion of its participation in the production resulting from the joint operation; and iv) its expenses, including the portion of any expenses incurred together.

Assets, liabilities, revenues and expenses relating to the participation in a joint operation are accounted for in accordance with the specific accounting policies applicable to assets, liabilities, revenues and expenses.

28.2.	Unitization Agreements

Petrobras has Production Individualization Agreements (AIP) signed in Brazil with partner companies in E&P consortia, as well as contracts resulting from divestment operations and strategic partnerships related to these consortia. These agreements result in reimbursements payable to (or receivable from) partners regarding expenses and production volumes mainly related to Berbigão, Sururu, Albacora Leste, Tartaruga Verde and Mero.

Berbigão, Sururu, Albacora Leste and others

The table below presents changes in the reimbursements payable relating to these fields:

	12.31.2021	12.31.2020
Opening balance	370	113
Additions/(Write-offs) on PP&E	(64)	278
Payments made	−	(17)
Other income and expenses	84	11
Cumulative translation adjustments	(26)	(15)
Closing balance	364	370

As of December 31, 2021, Petrobras has reimbursements payable amounting to US$ 364 (US$ 370 on December 31, 2020). In 2021, these agreements resulted in additions and write-offs in PP&E, in addition to other income and expenses, reflecting the best available estimate of the assumptions used in the calculation base and the sharing of assets in areas to be equalized.

Agreements concluded

a) Mero, Alagamar, Upanema, Brava and pre-salt of Albacora

In December 2021, several Agreements for the Equalization of Expenses and Volumes (AEGV) were signed with the partners Shell, Total, Sonangol, CNODC and CNOOC and PPSA, referring to the Mero, Alagamar, Upanema, Brava and Pre-Salt of Albacora, which resulted in the total amount receivable of US$ 86, of which US$ 8 was recognized within other income and expenses in 2021.

In the AEGV relating to Mero, Brava and Albacora pre-salt layer, the PPSA, representing the Brazilian Federal Government, will pay US$ 79 to Petrobras through a share of production over the next years. Regarding the pre-salt of Albacora, the settlement will begin after the approval of the unitization agreement by the ANP.

28.3.	Accounting Policy for unitization agreements

A unitization agreement occurs when a reservoir extends across two or more license or contract areas. In this case, partners pool their individual interests in return for an interest in the overall unit and determine their new stake in the single producing unit.

Events that occurred prior to the unitization agreement may lead to the need for compensation between the partners. At the signing of the AIP, an amount to be reimbursed to the Company will be recognized as an asset only when there is a contractual right to reimbursement or when the reimbursement is practically certain. An amount to be reimbursed by the Company will be recognized as a liability when it derives from a contractual obligation or, when the outflow of funds is deemed probable and the amount can be reliable estimated.